BETTER 10Q - FAIR VALUE MEASUREMENTS - Offsetting Derivatives (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Offsetting of Forward Commitments - Assets
Net Amounts Presented in the Condensed Consolidated Balance Sheet	$ 2,264	$ 3,048	$ 9,296
Offsetting of Forward Commitments - Liabilities
Net Amounts Presented in the Condensed Consolidated Balance Sheet	(785)	(1,828)	(2,382)
Forward commitments
Offsetting of Forward Commitments - Assets
Gross Amount of Recognized Assets	2,077	3,263	2,598
Gross Amount of Recognized Liabilities	(84)	(531)	(1,786)
Net Amounts Presented in the Condensed Consolidated Balance Sheet	1,993	2,732	812
Offsetting of Forward Commitments - Liabilities
Gross Amount of Recognized Assets	0	0	282
Gross Amount of Recognized Liabilities	0	0	(1,748)
Net Amounts Presented in the Condensed Consolidated Balance Sheet	$ 0	$ 0	$ (1,466)